Other Current And Non-Current Assets - Summary of detailed information about other assets (Detail) - BRL (R$) R$ in Thousands		Jun. 30, 2020	Dec. 31, 2019
Other Assets [Abstract]
Marketing and advertising advances		R$ 99,545	R$ 28,669
Supplier advances		224,335	102,225
Employee advances		79,882	13,983
Rent advances and guarantee deposits	[1]	133,448	96,202
Prepaid insurance expenses		170,277	29,647
Overfunded pension plan	[2]	711,526
Customs broker advances - Import taxes		38,592	34,932
Subleasing receivables	[3]	395,605
Carbon credits		3,799	3,508
Other		543,806	39,868
Total		2,400,815	349,034
Current		799,222	265,198
Non-current		R$ 1,601,593	R$ 83,836

[1]	Mainly related to: (i) advances of rental agreements that were not included in the initial measurement of lease liabilities / right-of-use of the subsidiary The Body Shop International Limited, in accordance with the exemptions on IFRS 16; and (ii) security deposits for the rental of certain stores of the subsidiaries The Body Shop International Limited and Emeis Holdings Pty Ltd. which will be returned by the lessor at the end of the rental agreements.
[2]	Pension plan arising from the Avon’s acquisition on January 3, 2020 (Note 4)
[3]	Relates to the sublease receivables of a property owned by Avon in New York.